Property and Equipment, Net - Amounts under Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Various equipment under capital lease arrangements
Gross	$ 97,630	$ 98,004
Accumulated Amortization	(52,762)	(48,847)
Net	44,868	49,157
Computer and other equipment
Various equipment under capital lease arrangements
Gross	91,526	92,553
Accumulated Amortization	(47,903)	(44,327)
Furniture and other equipment
Various equipment under capital lease arrangements
Gross	6,104	5,451
Accumulated Amortization	$ (4,859)	$ (4,520)